INVENTORY	12 Months Ended
May 31, 2012
INVENTORY
6.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2011	2012
	US$	US$

Course materials in schools	6,218	6,620
Publications in bookstores	11,793	13,454

	18,011	20,074

A valuation allowance was not considered necessary because inventory was marked down to the lower of cost or market value, in the amount of US$526 and US$449, for the years ended May 31, 2011 and 2012, respectively.